Deferred benefits and gains	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred benefits and gains
46	Deferred benefits and gains

	2017	2016
	RMB million	RMB million
Leases rebates (Note (i))	54	77
Maintenance rebates (Note (ii))	807	419
Gains relating to sale and leaseback (Note (iii))	28	51
Government grants	149	127
Others	15	17

	1,053	691

Notes:

(i)	The Group was granted rebates by the lessors under certain lease arrangements when it fulfilled certain requirements. The rebates are deferred and amortized using the straight line method over the remaining lease terms.
(ii)	The Group was granted rebates by the engine suppliers under certain arrangements when it fulfilled certain requirements. The rebates are deferred and amortized over the beneficial period.
(iii)	The Group entered into sale and leaseback transactions with certain third parties under operating leases. The gains are deferred and amortized over the lease terms of the aircraft.